Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 29,545	$ 34,016
Trade and other receivables	190	222
Inventory	64	66
Income taxes receivable	118	121
Prepaid expenses and other current assets	1,278	1,942
Total current assets	31,195	36,367
Non-current assets
Restricted cash equivalents	326	332
Property and equipment	271	317
Total non-current assets	597	649
Total assets	31,792	37,016
Current liabilities
Payables and accrued liabilities (note 4)	4,315	3,622
Provisions	422	429
Income taxes payable	109	111
Deferred revenues (note 3)	252	218
Lease liabilities	154	160
Total current liabilities	5,252	4,540
Non-current liabilities
Deferred revenues (note 3)	1,471	1,544
Lease liabilities	80	119
Employee future benefits (note 5)	12,019	12,617
Total non-current liabilities	13,570	14,280
Total liabilities	18,822	18,820
Shareholders’ equity
Share capital (note 6)	293,410	293,410
Warrants	5,085	5,085
Contributed surplus	90,718	90,710
Deficit	(375,264)	(369,831)
Accumulated other comprehensive loss	(979)	(1,178)
Total Shareholders’ equity	12,970	18,196
Total liabilities and shareholders’ equity	$ 31,792	$ 37,016